Intangible assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses of finite-lived intangible asset	¥ 496,072	$ 71,256	¥ 320,790	¥ 284,222
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	6 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years